Share-Based Compensation (Tables)	6 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares

A summary of activities of the restricted shares for the six months ended December 31, 2025 and 2024 is as follows:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of June 30, 2024 (Audited)	-	$-
Granted	166,000	5.53
Vested	(26,500)	5.65
Unvested as of December 31, 2024 (Unaudited)	139,500	$5.51

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of June 30, 2025 (Audited)	735,000	$5.58
Granted	707,000	4.49
Vested	(20,000)	5.55
Unvested as of December 31, 2025 (Unaudited)	1,422,000	$4.45

Schedule of Allocation of Total Share-Based Compensation Expenses

The allocation of total share-based compensation expenses is set forth as follows:

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Sales and marketing expenses	$59,000	$121,800
General and administrative expenses	410,583	102,133
Total	$469,583	$223,933